Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Fair value is defined as an exit price, or the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels as follows:
•Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2 – Inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the asset or liability.
•Level 3 – Inputs that are unobservable for the asset or liability based on the Company’s own assumptions about the assumptions market participants would use in pricing the asset or liability.
If the inputs used to measure the financial assets and liabilities fall within more than one level described above, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument. Within the Plan, investments are recorded at fair value as follows:
Interest-bearing Cash
The carrying amounts of cash and cash equivalents approximate fair value due to short-term maturity.
Mutual Funds
Shares of mutual funds are valued at the daily closing price as reported by the fund. The mutual funds are required to publish their daily net asset value ("NAV") and to transact at that price. The mutual funds are deemed to be actively traded and are classified as Level 1 assets.
Commingled Funds
Commingled funds are valued at NAV, determined by each fund's trustee based on the fair value of the underlying securities within the funds, which are traded on active markets. The commingled funds are not subject to redemption restrictions and are classified as Level 1 assets.
Company Stock
Company stock is valued based on the number of shares held by the Plan at period-end multiplied by the closing price of the Company’s stock on the NYSE and, therefore, classified as a Level 1 asset.
Separately Managed Account
The separately managed account, managed on behalf of participants, consists of a portfolio of individual securities (equity securities). The Plan directly owns the individual equity securities. The individual assets of the fund are held in the name of the Plan and are considered separately as individual investments for accounting, auditing and financial statement reporting purposes. The portfolio of individual equity securities are valued based on the closing price reported on the active market on which the individual securities are traded and are classified as Level 1 assets.
Self-directed Brokerage Account
The self-directed brokerage account consists entirely of actively traded mutual funds, which are valued at the daily closing price as reported by the fund. The mutual funds are required to publish their daily NAV and to transact at that price. The mutual funds are deemed to be actively traded and are classified as Level 1 assets.
Fixed Income Securities Fund
The fixed income securities fund invests in fully-benefit responsive investment contracts that are held at contract value. See Note 4, Fixed Income Securities Fund, for additional information on the fund.
Investments Measured at Fair Value
Investments measured at fair value at 31 December 2025 and 2024 are summarized below:

	31 December 2025
	Total	Level 1	Level 2	Level 3
Assets
Interest-bearing cash	$26,017	$26,017	$—	$—
Mutual funds	324,930	324,930	—	—
Commingled funds	1,716,352	1,716,352	—	—
Company stock	366,605	366,605	—	—
Separately managed account	130,392	130,392	—	—
Self-directed brokerage account	86,987	86,987	—	—
Total investments at fair value	$2,651,283	$2,651,283	$—	$—
Investments measured at contract value:
Fixed income securities fund	149,506
Total Investments	$2,800,789

	31 December 2024
	Total	Level 1	Level 2	Level 3
Assets
Interest-bearing cash	$18,983	$18,983	$—	$—
Mutual funds	303,645	303,645	—	—
Commingled funds	1,543,041	1,543,041	—	—
Company stock	458,761	458,761	—	—
Separately managed account	141,575	141,575	—	—
Self-directed brokerage account	79,217	79,217	—	—
Total investments at fair value	$2,545,222	$2,545,222	$—	$—
Investments measured at contract value:
Fixed income securities fund	175,762
Total Investments	$2,720,984